EXHIBIT 99.80

LINK TO PRIOR FILING

Verus Securitization Trust 2022-2, filed February 25, 2022.

•	https://www.sec.gov/Archives/edgar/data/1887145/000110465922027164/0001104659-22-027164-index.htm